UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2012 to June 30, 2012

Date of Report (Date of earliest event reported): August 15, 2012

Commission File Number of securitizer: 333-140923

Central Index Key Number of securitizer: 0001323260

HSI Asset Securitization Corp.

Jon R. Bottorff

(212) 525-2544

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

HSI Asset Securitization Corp. (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the 3-month period ending on July 31, 2012.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.1

Exhibits
99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

_________________________

1 The Securitizer has listed the entity (the “Originator”) that originated and sold the mortgage loans to HSBC Bank USA, National Association, which in turn sold the loans to the Securitizer. The Originator made the relevant representations and warranties and has the corresponding repurchase obligation. The Securitizer acted as depositor in the relevant transactions and has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it was a Securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in its records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”) and was received by the Securitizer during the Reporting Period, (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on its records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to the Securitizer and was received by such Demand Entity during the Reporting Period. However, we cannot be certain that we have obtained all applicable Reporting Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not responded to our request for Reportable Information or to requests for Repurchases, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information or the current status of repurchase demands made during or prior to the Reporting Period, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party and the Securitizer makes no representation as to the accuracy of the information required by this Form ABS-15G and Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HSI ASSET SECURITIZATION CORP.

(Securitizer)

By:	/s/ Jon R. Bottorff
Name:	Jon R. Bottorff
Title:	President and Senior Officer in Charge of Securitization

Date: August 6, 2012

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets Securitized by the Securitizer that were subject to a demand to repurchase for breach of the representations and warranties concerning the pool of assets for all asset-backed securities held by non-affiliates of the Securitizer during the Report Period.

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
	RMBS
First Quarter 2012	First Franklin Mortgage Loan Trust 2006-FF11 CIK#0001372799	x	First Franklin	10043	$ 1,872,729,922	100	1462	$ 267,338,824	14.3	0	0	0	0	0	0	1462	$267,338,824	14.3	0	0

	Total:			10043	$ 1,872,729,922		1462	$ 267,338,824	14.3	0	0	0	0	0	0	1462	$267,338,824		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
	RMBS
Second Quarter 2012	First Franklin Mortgage Loan Trust 2006-FF7 CIK#0001362793	x	First Franklin	6,027	$ 1,161,097,184	100	454	$ 84,649,118	7.41	0	0	0	0	0	0	454	$ 84,649,118	7.41	0	0
	First Franklin Mortgage Loan Trust 2006-FF11 CIK#0001372799	x	First Franklin	10043	$ 1,872,729,922	100	586	$ 71,916,920	3.84	0	0	0	0	0	0	586	$ 71,916,920	3.84	0	0
	HSI Asset Securitization Corp Trust 2006-WMC1 CIK#0001370363	x	WMC Mortgage Corp.	4446	$ 842,325,840	100	402	$ 80,809,189	9.59	0	0	0	0	0	0	402	$ 80,809,189	9.59	0	0
	HSI Asset Loan Obligation Trust 2007-AR1 CIK#0001385542	x	SunTrust Mortgage Inc.	218	$ 125,858,408	28.81	1	[3]	[3]	0	0	0	0	0	0	1	[3]	[3]	0	0
	HSI Asset Loan Obligation Trust 2007-WF1 CIK#0001387299	x	Wells Fargo Bank, N.A.	1,417	$ 296,496,913	100	1	[3]	[3]	0	0	0	0	0	0	1	[3]	[3]	0	0
	Total:			22,151	$ 4,298,508,267		1443	$ 237,375,227[4]		0	0	0	0	0	0	1443	$ 237,375,227[4]		0	0

_______________________________________

2 The Securitizer believes all demands related to an asset are in dispute. However, because the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

3 Original principal balance was not identified in the repurchase demand so this amount cannot be calculated.

4 This total does not include assets for which the original principal balance was not specified in the repurchase demand.